Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
May 29, 2011
Income Taxes
Balance at May 30, 2010	$ 30.4
Additions to tax positions recorded during the current year	2.4
Additions to tax positions recorded during prior years	0.2
Reductions to tax positions due to settlements with taxing authorities	(9.1)
Reductions to tax positions due to statute expiration	(2.0)
Balance at May 29, 2011	$ 21.9